TRADE DEPOSITS	3 Months Ended
Mar. 31, 2012
Trade Deposit [Abstract]
TRADE DEPOSITS
(3) TRADE DEPOSITS

Trade deposits (in thousands):

	March 31,	December 31,
	2012	2011
	(unaudited)
Trade deposits	$6,996	$3,482

	$6,996	$3,482

Trade deposits consist of deposits made to third-party manufacturers in order for them to manufacture on behalf of the Company. As of March 31, 2012 and December 31, 2011, the Company had trade deposits with 7 and 16 manufacturers, respectively. 91.0% of the balance as of March 31, 2012 was made to the top 5 manufacturers, while 86.0% of the balance as of December 31, 2011 was made to the top 7 manufacturers.